Cover	12 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	OFA Group
Entity Central Index Key	0002036307
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90274
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90274
City Area Code	(571)
Local Phone Number	246-1145
Contact Personnel Name	Thomas Gaffney